UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Scopus Asset Management, L.P.
Address:  623 5th Avenue
          31st Floor
          New York, New York 10022

Form 13F File Number:  028-11668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan D'Orsi
Title:  Chief Operating Officer
Phone:  (212) 251-3285

Signature, Place, and Date of Signing:

/s/ Jonathan D'Orsi       New York, New York      February 12, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $123,856 (in thousands)

List of Other Included Managers:


*Mr. Alexander Mitchell is the investment manager of Scopus Advisors, LLC and Scopus Asset Management, L.P., which have investment discretion over the investment portfolios reported herein.

                                Title of             Mkt Val   SH/Prn   SH/ PUT/ Invest  Other     Voting Authority
Name of Issuer                    Class      CUSIP   (x1,000)  Amount   Prn CALL  Disc  Managers   Sole    Shared None
ADVANCE AUTO PARTS INC         COM         00751Y106    4,408   131,000 SH       SHARED            131,000
AIR PRODS & CHEMS INC          COM         009158106    2,765    55,000 SH       SHARED             55,000
AMERICAN EAGLE OUTFITTERS NE   COM         02553E106    3,316   354,300 SH       SHARED            354,300
AMERISTAR CASINOS INC          COM         03070Q101    4,644   537,467 SH       SHARED            537,467
BOYD GAMING CORP               COM         103304101      400    84,514 SH       SHARED             84,514
BWAY HOLDING COMPANY           COM         12429T104      852   107,000 SH       SHARED            107,000
CARTER INC                     COM         146229109    9,529   494,735 SH       SHARED            494,735
CEC ENTMNT                     COM         125137109    2,520   103,900 SH       SHARED            103,900
CELADON GROUP INC              COM         150838100    1,163   136,299 SH       SHARED            136,299
CON-WAY INC                    COM         205944101    2,484    93,400 SH       SHARED             93,400
COSI INC                       COM         22122P101      427 1,487,484 SH       SHARED          1,487,484
CRACKER BARREL OLD CTRY STOR   COM         22410J106       40     1,942 SH       SHARED              1,942
CROWN HOLDINGS INC             COM         228368106    2,880   150,000 SH       SHARED            150,000
DANAHER CORP DEL               COM         235851102    1,755    31,000 SH       SHARED             31,000
DECKERS OUTDOOR CORP           COM         243537107    3,994    50,000 SH       SHARED             50,000
FEDEX CORP                     COM         31428X106    3,618    56,400 SH       SHARED             56,400
FMC CORP                       COM NEW     302491303    4,606   102,982 SH       SHARED            102,982
FREIGHTCAR AMER INC            COM         357023100      639    35,000 SH       SHARED             35,000
GREIF INC                      CL A        397624107    7,082   211,855 SH       SHARED            211,855
GUESS INC                      COM         401617105    1,711   111,494 SH       SHARED            111,494
HEARTLAND EXPRESS INC          COM         422347104    3,094   196,316 SH       SHARED            196,316
ITT CORP NEW                   COM         450911102    2,198    47,800 SH       SHARED             47,800
KNIGHT TRANSN INC              COM         499064103      887    55,000 SH       SHARED             55,000
LANDSTAR SYS INC               COM         515098101    4,749   123,574 SH       SHARED            123,574
LIZ CLAIBORNE INC              COM         539320101      412   158,371 SH       SHARED            158,371
LOUISIANA PAC CORP             COM         546347105      560   359,029 SH       SHARED            359,029
MARTEN TRANS LTD               COM         573075108    4,383   231,179 SH       SHARED            231,179
NAVISTAR INTL CORP NEW         COM         63934E108    2,933   137,188 SH       SHARED            137,188
NEWMARKET CORP                 COM         651587107    4,375   125,308 SH       SHARED            125,308
NORDSTROM INC                  COM         655664100    1,018    76,500 SH       SHARED             76,500
OLIN CORP                      COM PAR $1  680665205    5,786   320,000 SH       SHARED            320,000
PAM TRANSN SVCS INC.           COM         693149106    1,250   178,563 SH       SHARED            178,563
PINNACLE ENTMNT INC            COM         723456109      993   129,283 SH       SHARED            129,283
POLO RALPH LAUREN CORP         CL A        731572103    8,358   184,053 SH       SHARED            184,053
QUALITY DISTR INC FLA          COM         74756M102    2,084   694,755 SH       SHARED            694,755
QUANTA SVCS INC                COM         74762E102      832    42,000 SH       SHARED             42,000
ROCKWOOD HLDGS INC             COM         774415103    2,355   218,030 SH       SHARED            218,030
SPX CORP                       COM         784635104    2,007    49,500 SH       SHARED             49,500
STEEL DYNAMICS INC             COM         858119100    3,897   348,588 SH       SHARED            348,588
TEXAS ROADHOUSE INC            CL A        882681109    2,345   302,600 SH       SHARED            302,600
THOMAS & BETTS CORP            COM         884315102      721    30,000 SH       SHARED             30,000
UNITED PARCEL SERVICE INC      CL B        911312106    1,724    31,260 SH       SHARED             31,260
UNIVERSAL TRUCKLOAD SVCS INC   COM         91388P105      226    15,931 SH       SHARED             15,931
VITRAN CORP                    COM         92850E107      316    50,429 SH       SHARED             50,429
WARNACO GROUP INC              COM         934390402    7,273   370,500 SH       SHARED            370,500
WENDYS ARBYS GROUP INC         COM         950587105      247    50,000 SH       SHARED             50,000
                                                      123,856